Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening net book value	$ 1,435	$ 1,898
Additions		561
Foreign exchange	(51)	5
Amortization	(704)	(1,029)
Closing net book value	680	1,435
Cost	5,346	5,346
Accumulated amortization	(4,666)	(3,911)
Net book value	680	1,435
Exclusive license agreement
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening net book value	165	186
Foreign exchange	(5)	1
Amortization	(25)	(22)
Closing net book value	135	165
Cost	231	231
Accumulated amortization	(96)	(66)
Net book value	135	165
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening net book value	770	362
Additions		561
Foreign exchange	(32)	(5)
Amortization	(193)	(148)
Closing net book value	545	770
Cost	978	978
Accumulated amortization	(433)	(208)
Net book value	545	770
Proprietary technology
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening net book value	417	1,128
Foreign exchange	(10)	7
Amortization	(407)	(718)
Closing net book value		417
Cost	3,456	3,456
Accumulated amortization	(3,456)	(3,039)
Net book value		417
Brand
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening net book value	83	222
Foreign exchange	(4)	2
Amortization	(79)	(141)
Closing net book value		83
Cost	681	681
Accumulated amortization	$ (681)	(598)
Net book value		$ 83